Trade Receivables - Narrative (Details) - Trade receivables - Customer Concentration Risk - Solution partners	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Customer One
Disclosure of detailed information about financial instruments [line items]
Concentration risk, percentage	0.11	0.13
Customer Two
Disclosure of detailed information about financial instruments [line items]
Concentration risk, percentage		0.13